Cover	Apr. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2024
Entity File Number	001-41450
Entity Registrant Name	Next Technology Holding Inc
Entity Central Index Key	0001784970
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Room 519, 05/F Block T3
Entity Address, Address Line Two	Qianhai Premier Finance Centre Unit 2
Entity Address, Address Line Three	Guiwan Area, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	+852
Local Phone Number	52208810
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NXTT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false